Deposits and Subordinated Debt (Tables)	9 Months Ended
Jul. 31, 2023
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	Payable on a fixed date (2)(3)	July 31, 2023	October 31, 2022
Deposits by:
Banks (1)	4,069	1,698	1,582	22,394	29,743	30,901
Business and government	54,025	62,587	157,947	278,929	553,488	495,831
Individuals	14,022	40,951	125,311	120,054	300,338	242,746
Total (4)	72,116	105,236	284,840	421,377	883,569	769,478
Booked in:
Canada	50,828	69,847	126,098	301,232	548,005	515,290
United States	21,165	35,380	156,567	79,038	292,150	217,720
Other countries	123	9	2,175	41,107	43,414	36,468
Total	72,116	105,236	284,840	421,377	883,569	769,478

(1)	Includes regulated and central banks.
(2)
Includes $62,624 million of senior unsecured debt as at July 31, 2023 subject to the Bank Recapitalization
(Bail-In)
regime ($51,746 million as at October 31, 2022). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $29,621 million as at July 31, 2023 ($29,966 million as at October 31, 2022) can be early redeemed, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)
Includes $471,171 million of deposits denominated in U.S. dollars as at July 31, 2023 ($384,080 million as at October 31, 2022), and $56,134 million of deposits denominated
in other foreign currencies ($46,830 million as at October 31, 2022).

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at July 31, 2023	261,405	70,619	41,104	373,128
As at October 31, 2022	230,475	50,542	34,241	315,258

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at July 31, 2023	53,207	35,888	59,169	113,141	261,405
As at October 31, 2022	46,792	28,826	55,288	99,569	230,475